UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

Item 1. Reports	to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund II

Investment Advisor

Kopernik Global Investors, LLC

KGGIX | KGGAX

Kopernik Global All-Cap Fund

KGIIX | KGIRX

Kopernik International Fund

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS April 30, 2020

The Funds file their complete schedule of investments of Fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Funds’ Forms N-Q and Form N-PORT reports are available on the SEC’s website at http://www. sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-887-4KGI; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2020 (Unaudited)

SECTOR WEIGHTINGS†:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 91.2%	Shares	Value

AUSTRALIA — 4.0%
Newcrest Mining, Ltd. (A)(B)	1,974,178	$35,028,177

BRAZIL — 2.0%
BrasilAgro - Brasileira de Propriedades Agricolas	668,300	2,467,766
Centrais Eletricas Brasileiras SA	2,667,211	12,011,989
Embraer SA ADR *	453,348	2,869,693

		17,349,448

CANADA — 31.1%
Bear Creek Mining Corp. *(C) (D)	2,674,896	3,459,042
Cameco Corp.	3,953,024	39,372,119
Cenovus Energy Inc. *	4,373,061	15,865,482
Centerra Gold, Inc. (D)	5,183,170	41,444,508
Conic Metals Corp. *	784,769	98,663
Crescent Point Energy Corp.	4,830,560	6,732,488
Denison Mines Corp. * (D)	12,812,170	5,522,685
Dundee Corp., Cl A *(C)	2,419,423	1,877,206
Fission Uranium Corp. * (D)	11,943,000	2,702,716
Gabriel Resources, Ltd. *(C)	5,631,603	1,962,231

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued	Shares	Value

CANADA — continued
International Tower Hill Mines, Ltd. *(C)	3,761,135	$1,748,552
Ivanhoe Mines, Ltd., Cl A *	4,839,831	10,152,884
MEG Energy Corp. * (D)	4,534,259	10,130,784
New Gold Inc. *	17,165,752	13,871,644
NexGen Energy Ltd. * (D)	7,614,868	10,065,992
Northern Dynasty Minerals, Ltd. (CAD) *(C) (D)	4,770,289	2,741,644
Northern Dynasty Minerals, Ltd. (USD) *(C) (D)	10,367,954	5,976,089
Novagold Resources, Inc. *	742,776	8,311,663
Pan American Silver Corp.	365,104	7,763,985
Seabridge Gold, Inc. * (D)	1,640,555	22,970,952
Sprott, Inc. (D)	5,611,434	13,746,894
Turquoise Hill Resources, Ltd. *	25,202,159	12,727,090
Uranium Participation Corp. * (D)	5,455,017	19,202,977
Wheaton Precious Metals Corp.	446,414	16,856,593

		275,304,883

CHINA — 3.4%
China Telecom Corp, Ltd., Cl H	36,112,000	12,358,601
Guangshen Railway Co., Ltd., Cl H (D)	37,880,679	8,015,852
NVC Lighting Holding, Ltd. *(C)	22,710,203	487,214
PAX Global Technology, Ltd. (D)	23,525,000	10,008,886

		30,870,553

FRANCE — 2.6%
Electricite de France SA	2,837,106	22,662,171

GREECE — 1.1%
Diana Shipping, Inc. * (D)	2,080,220	3,910,814
Tsakos Energy Navigation, Ltd. (D)	1,530,597	5,280,560

		9,191,374

HONG KONG — 0.2%
Luks Group Vietnam Holdings Co., Ltd. (C)	9,255,000	1,489,592

JAPAN — 6.4%
Fukuda	48,700	1,864,368
Inpex Corp.	634,200	4,031,013

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued	Shares	Value

JAPAN — continued
Japan Petroleum Exploration	2,400	$41,354
Japan Steel Works, Ltd.	362,363	4,443,861
Kamigumi Co., Ltd.	297,950	5,252,338
Mitsubishi Corp.	864,500	18,442,546
Mitsui & Co., Ltd.	1,148,900	16,065,040
Organo Corp. (D)	116,900	6,241,202

		56,381,722

KAZAKHSTAN — 1.1%
NAC Kazatomprom JSC (E)	618,598	9,278,970
NAC Kazatomprom JSC GDR	23,011	345,165

		9,624,135

LEBANON — 0.1%
Solidere ADR *(A)(B)(C)	174,732	1,063,244

NORWAY — 0.8%
Stolt-Nielsen, Ltd.	865,896	7,380,043

RUSSIA — 13.9%
Etalon Group GDR (D)	7,442,336	8,519,821
Federal Grid Unified Energy System PJSC	6,608,789,802	16,403,016
Gazprom PJSC	5,877,731	15,101,930
Gazprom PJSC ADR	2,411,391	12,177,184
Lenta Ltd. GDR *	3,262,301	6,703,085
LSR Group PJSC	564,440	4,610,243
Moscow Exchange MICEX-RTS PJSC	4,155,005	6,755,440
Polyus PJSC GDR	156,701	12,802,901
RusHydro PJSC *	2,918,766,564	24,870,810
RusHydro PJSC ADR	459,437	369,969
Sberbank of Russia PJSC	4,852,585	12,943,727

		121,258,126

SINGAPORE — 2.0%
Golden Agri-Resources, Ltd.	158,979,500	17,525,637

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued	Shares	Value

SOUTH AFRICA — 0.9%
Gold Fields, Ltd.	747,563	$5,601,184
Impala Platinum Holdings, Ltd.	462,409	2,802,153

		8,403,337

SOUTH KOREA — 8.5%
Hankook Tire Worldwide Co., Ltd.	471,326	3,896,529
Hyundai Motor Co.	105,836	8,117,775
Korea Electric Power Corp. *	151,670	2,978,664
Korea Electric Power Corp. ADR *	958,347	9,209,715
KT Corp.	552,483	10,829,751
KT Corp. ADR	3,089,928	30,312,194
LG Corp.	159,345	8,036,486
Pyeong Hwa Automotive Co. Ltd.	249,170	1,370,922

		74,752,036

SRI LANKA — 0.4%
Hemas Holdings (C)	11,607,272	3,424,298

TURKEY — 0.8%
Emlak Konut Gayrimenkul Yatirim Ortakligi REIT *	18,431,735	3,303,291
Turkiye Halk Bankasi AS *	5,122,687	3,817,944

		7,121,235

UKRAINE — 2.7%
Astarta Holding NV *(C) (D)	654,547	2,023,456
Kernel Holding SA	749,014	7,232,351
MHP SA (LSE Shares) GDR (C)	2,370,295	14,618,611
MHP SA (USD Shares) GDR (C)(E)	44,627	275,234

		24,149,652

UNITED KINGDOM — 2.2%
Fresnillo PLC	1,137,550	10,219,463
Yellow Cake PLC * (D)(E)	2,990,958	8,300,771

		18,520,234

UNITED STATES — 7.0%
Cloud Peak Energy, Inc. *(A)(B)(C)	2,655,654	—

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued		Shares	Value

UNITED STATES — continued
Franklin Resources Inc.		238,650	$4,496,166
General Electric Co.		1,651,259	11,228,561
Range Resources Corp. * (D)		4,089,836	23,843,744
Southwestern Energy Co. *		6,829,257	22,058,500

			61,626,971

TOTAL COMMON STOCK (Cost $938,238,922)			803,126,868

CONVERTIBLE BONDS — 2.0%		Face Amount

CANADA — 2.0%
Gabriel Resources, Ltd.
0.025%, 06/30/21 (A)(B)(C)	CAD	15,950,000	17,338,307

INDIA — 0.0%
REI Agro, Ltd.
5.500%, 11/13/14 (A)(B)(C)(E)(F)		$723,000	—

TOTAL CONVERTIBLE BONDS (Cost $14,817,321)			17,338,307

PREFERRED STOCK — 1.5%		Shares

GERMANY — 0.4%
Draegerwerk & KGaA 0.900%(D)		45,587	3,813,660

SOUTH KOREA — 1.1%
Hyundai Motor Co.4.170%		40,787	1,911,284
Hyundai Motor Co., 2nd 4.170%		160,528	7,747,383

			9,658,667

TOTAL PREFERRED STOCK (Cost $14,815,136)			13,472,327

WARRANT — 0.1%		Number of Warrants

CANADA — 0.1%
Gabriel Resources, Ltd., Expires 06/30/21*(A)(B)(C)
TOTAL WARRANT (Cost $–)		11,428,804	1,149,490

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2020 (Unaudited)

RIGHTS — 0.1%	Number of Rights	Value

CANADA — 0.1%
Gabriel Resources, Ltd., Expires 06/30/21*(A)(B)(C)	15,950	$—
Pan American Silver Corp.*#(A)(B)(C)	2,532,384	1,215,544

TOTAL RIGHTS (Cost $–)		1,215,544

TOTAL INVESTMENTS— 94.9% (Cost $967,871,379)		836,302,536

Other Assets and Liabilities, Net — 5.1%		44,918,236

NET ASSETS — 100.0%		$881,220,772

*	Non-income producing security.
#	Expiration date unavailable.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of April 30, 2020 was $ 55,794,762 and represented 6.3% of Net Assets.

(C)	Securities considered illiquid. The total value of such securities as of April 30, 2020 was $69,369,575 and represented 7.9% of Net Assets.
(D)	Affiliated investment.
(E)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of April 30, 2020 was $ 17,854,975 and represents 2.0% of Net Assets.

(F)	Security in default on interest payments.

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

LSE — London Stock Exchange

Ltd. — Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

REIT — Real Estate investment Trust

USD — U.S. Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2020 (Unaudited)

The list of inputs used to value the Fund’s investments as of April 30, 2020 is as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$—	$35,028,177	$35,028,177
Brazil	17,349,448	—	—	17,349,448
Canada	275,304,883	—	—	275,304,883
China	—	30,870,553	—	30,870,553
France	—	22,662,171	—	22,662,171
Greece	9,191,374	—	—	9,191,374
Hong Kong	—	1,489,592	—	1,489,592
Japan	—	56,381,722	—	56,381,722
Kazakhstan	9,624,135	—	—	9,624,135
Lebanon	—	—	1,063,244	1,063,244
Norway	—	7,380,043	—	7,380,043
Russia	77,760,420	43,497,706	—	121,258,126
Singapore	—	17,525,637	—	17,525,637
South Africa	—	8,403,337	—	8,403,337
South Korea	39,521,909	35,230,127	—	74,752,036
Sri Lanka	—	3,424,298	—	3,424,298
Turkey	—	7,121,235	—	7,121,235
Ukraine	—	24,149,652	—	24,149,652
United Kingdom	—	18,520,234	—	18,520,234
United States	61,626,971	—	—	61,626,971

Total Common Stock	490,379,140	276,656,307	36,091,421	803,126,868
Convertible Bonds	—	—	17,338,307	17,338,307
Preferred Stock
Germany	—	3,813,660	—	3,813,660
South Korea	—	9,658,667	—	9,658,667

Total Preferred Stock	—	13,472,327	—	13,472,327
Warrant	—	—	1,149,490	1,149,490
Rights	—	—	1,215,544	1,215,544

Total Investments in Securities	$490,379,140	$290,128,634	$55,794,762	$836,302,536

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2020 (Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	Common Stock	Convertible Bond	Warrants	Rights	Total
Beginning Balance as of November 1, 2019	$ —	$23,393,713	$2,516,402	$855,600	$26,765,715
Accrued discounts/premiums	—	—	—	—	—
Realized gain/(loss)	—	—	—	—	—
Change in appreciation/(depreciation)	—	(6,055,406)	(1,366,912)	359,944	(7,062,374)
Purchases	—	—	—	—	—
Sales	—	—	—	—	—
Amortization sold	—	—	—	—	—
Transfer into Level 3	36,091,421	—	—	—	36,091,421
Transfer out of Level 3	—	—	—	—	—

Ending balance as of April 30, 2020	36,091,421	$17,338,307	$1,149,490	$1,215,544	$55,794,762

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	—	($6,055,406)	($1,366,912)	$359,944	($7,062,374)

Amounts designated as “—” are either $0 or have been rounded to $0.

For the period ended April 30, 2020, there were transfers between Level 1 and Level 3 assets in the amount of $36,091,421 due to pricing restrictions implemented by the Adviser.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2020 (Unaudited)

A summary of the Fund’s transactions in securities of affiliates for the period ended April 30, 2020 is set forth below:

Value 10/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 4/30/2020	Dividend Income

Astarta Holding NV
$3,015,201	$ —	$ —	$ —	($991,745)	$2,023,456	$ —

Bear Creek Mining Corp.
2,567,330	2,067,859	—	—	(1,176,147)	3,459,042	—

Cloud Peak Energy, Inc.
14,606	—	—	—	(14,606)	—	—

Denison Mines Corp.
5,933,812	—	—	—	(411,127)	5,522,685	—

Diana Shipping, Inc.
7,493,839	1,506,789	(1,765,177)	135,497	(3,460,134)	3,910,814	—

Dundee Corp., Cl A
1,763,455	—	—	—	113,751	1,877,206	34,217

Etalon Group, Ltd. GDR
13,357,056	571,227	(619,443)	(995,436)	(3,793,583)	8,519,821	—

Fission Uranium Corp.
2,596,811	26,272	—	—	79,633	2,702,716	—

Gabriel Resources, Ltd.
2,779,244	—	—	—	(817,013)	1,962,231	—

Guangshen Railway Co., Ltd.
12,133,884	—	—	—	(4,118,032)	8,015,852	—

MHP SA GDR (USD Shares)
377,544	—	—	—	(102,310)	275,234	664,393

New Gold Inc.
17,500,443	427,270	—	—	(4,056,069)	13,871,644	—

NexGen Energy, Ltd.
12,360,941	130,496	(2,075,540)	(2,537,416)	2,187,511	10,065,992	—

Northern Dynasty Minerals, Ltd. (CAD)
2,788,795	—	—	—	(47,151)	2,741,644	—

PAX Global Technology, Ltd.
11,925,410	—	(1,928,960)	(592,406)	604,842	10,008,886	—

Seabridge Gold, Inc.
15,936,042	3,864,434	—	—	3,170,476	22,970,952	—

Sprott, Inc.
12,951,757	—	—	—	795,137	13,746,894	242,747

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2020 (Unaudited)

Value 10/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 4/30/2020	Dividend Income

Uranium Participation Corp.
$20,708,282	$ —	$(4,892,715)	$(3,015,397)	$6,402,807	$19,202,977	$—

Yellow Cake
6,547,981	1,253,621	(662,550)	49,518	1,112,201	8,300,771	—

Totals:
$152,752,433	$9,847,968	($11,944,385)	($6,955,640)	($4,521,559)	$139,178,817	$941,357

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND APRIL 30, 2020 (Unaudited)

SECTOR WEIGHTINGS†:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 77.9%	Shares	Value

AUSTRALIA — 4.4%
Newcrest Mining, Ltd. (A)(B)	416,687	$7,393,348

BRAZIL — 0.9%
Centrais Eletricas Brasileiras SA	163,860	737,956
Embraer SA ADR *	124,577	788,572

		1,526,528

CANADA — 26.5%
Cameco Corp.	729,519	7,266,009
Cenovus Energy Inc. *	1,710,768	6,206,673
Crescent Point Energy Corp.	1,399,938	1,951,133
Ivanhoe Mines, Cl A *	658,017	1,380,373
MEG Energy Corp. * (C)	1,369,620	3,060,109
New Gold Inc. * (C)	2,687,656	2,171,895
Novagold Resources, Inc. *	318,475	3,563,735
Pan American Silver Corp.	107,979	2,296,188
Tourmaline Oil	546,662	5,419,689
Turquoise Hill Resources, Ltd. *	5,336,771	2,695,069

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued	Shares	Value

CANADA — continued
Wheaton Precious Metals Corp.	232,260	$8,770,138

		44,781,011

CHINA — 5.1%
China Mobile, Ltd.	222,800	1,793,019
China Shenhua Energy Co., Ltd., Cl H	432,500	772,998
China Telecom Corp, Ltd., Cl H	9,600,000	3,285,406
Guangshen Railway Co., Ltd., Cl H (C)	7,574,000	1,602,718
PAX Global Technology, Ltd. (C)	2,656,000	1,130,015

		8,584,156

FRANCE — 0.5%
Electricite de France SA	111,649	891,828

HONG KONG — 1.0%
K Wah International Holdings, Ltd.	1,776,000	815,466
SJM Holdings, Ltd.	905,000	894,025

		1,709,491

ISRAEL — 0.5%
Bezeq The Israeli Telecommunication *	1,228,562	880,198

JAPAN — 2.7%
Inpex Corp.	274,800	1,746,645
Kamigumi Co., Ltd.	71,300	1,256,895
Mitsubishi Corp.	36,600	780,795
Mitsui & Co., Ltd.	52,100	728,513

		4,512,848

KAZAKHSTAN — 3.0%
NAC Kazatomprom JSC (D)	335,296	5,029,440

RUSSIA — 17.8%
Federal Grid Unified Energy System PJSC	364,068,542	903,618
Gazprom PJSC	2,493,253	6,406,032
Lenta Ltd. GDR *	1,335,888	2,744,863
LSR Group PJSC	103,399	844,545
LSR Group PJSC GDR	254,368	418,552

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued	Shares	Value

RUSSIA — continued
Magnit PJSC	39,326	$1,962,345
Moscow Exchange MICEX-RTS PJSC	1,597,332	2,597,032
Polyus PJSC GDR	78,396	6,405,168
RusHydro PJSC *	333,593,981	2,842,554
Sberbank of Russia PJSC	1,838,391	4,903,702

		30,028,411

SINGAPORE — 2.1%
Golden Agri-Resources, Ltd.	33,156,500	3,655,118

SOUTH AFRICA — 1.2%
Gold Fields, Ltd.	173,484	1,299,845
Impala Platinum Holdings, Ltd.	127,733	774,049

		2,073,894

SOUTH KOREA — 5.3%
Hyundai Motor Co.	15,430	1,183,504
Hyundai Motor Co. GDR	222	5,407
Korea Electric Power Corp. *	24,829	487,620
Korea Electric Power Corp. ADR *	160,212	1,539,637
KT Corp.	193	3,783
KT Corp. ADR	528,002	5,179,699
LG Corp.	7,032	354,656
LG Uplus	13,539	148,588

		8,902,894

TURKEY — 0.4%
Turkiye Halk Bankasi AS *	829,486	618,217

UKRAINE — 1.6%
MHP SA GDR (C)(E)	457,795	2,823,415

UNITED KINGDOM — 1.7%
Fresnillo PLC	312,568	2,808,032

UNITED STATES — 3.2%
General Electric Co.	256,953	1,747,280

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued	Shares	Value

UNITED STATES — continued
Royal Gold, Inc.	29,787	$ 3,649,801

		5,397,081

TOTAL COMMON STOCK (Cost $132,698,977)		131,615,910

PREFERRED STOCK — 0.6%

SOUTH KOREA — 0.6%
Hyundai Motor Co., 2nd 4.170%	20,837	1,005,633

TOTAL PREFERRED STOCK (Cost $1,501,122)		1,005,633

PURCHASED OPTION — 1.3%

UNITED STATES — 1.3% *(F)

TOTAL PURCHASED OPTION (Cost $683,797)		2,175,600

TOTAL INVESTMENTS— 79.8% (Cost $134,883,896)		134,797,143

Other Assets and Liabilities, Net — 20.2%		34,044,425

NET ASSETS — 100.0%		$ 168,841,568

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of April 30, 2020 was $7,393,348 and represented 4.4% of Net Assets.

(C)	Affiliated investment.
(D)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of April 30, 2020 was $5,029,440 and represents 3.0% of Net Assets.

(E)	Securities considered illiquid. The total value of such securities as of April 30, 2020 was $2,823,415 and represented 1.7% of Net Assets.
(F)	Refer to table below for details on Options Contracts.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND APRIL 30, 2020 (Unaudited)

Description	Number of Contracts	Notional Amount		Expiration Date	Value
PURCHASED OPTION — 1.3%

Put Options
iShares MSCI Emerging Markets Index*	4,144	$16,791,488	$42.00	05/16/20	$2,175,600

TOTAL PURCHASED OPTION (Cost $683,796)		$16,791,488			$2,175,600

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
JSC — Joint-Stock Company
Ltd. — Limited
MSCI — Morgan Stanley Capital International
PJSC — Public Joint-Stock Company
PLC — Public Limited Company

The list of inputs used to value the Fund’s investments as of April 30, 2020 is as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock

Australia	$ —	$ —	$ 7,393,348	$ 7,393,348

Brazil	1,526,528	—	—	1,526,528

Canada	44,781,011	—	—	44,781,011

China	—	8,584,156	—	8,584,156

France	—	891,828	—	891,828

Hong Kong	—	1,709,491	—	1,709,491

Israel	—	880,198	—	880,198

Japan	—	4,512,848	—	4,512,848

Kazakhstan	5,029,440	—	—	5,029,440

Russia	20,459,828	9,568,583	—	30,028,411

Singapore	—	3,655,118	—	3,655,118

South Africa	—	2,073,894	—	2,073,894

South Korea	6,719,337	2,183,557	—	8,902,894

Turkey	—	618,217	—	618,217

Ukraine	—	2,823,415	—	2,823,415

United Kingdom	—	2,808,032	—	2,808,032

United States	5,397,081	—	—	5,397,081

Total Common Stock	83,913,225	40,309,337	7,393,348	131,615,910

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND APRIL 30, 2020 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock
South Korea	$—	$1,005,633	$—	$1,005,633
Purchased Option	2,175,600	—	—	2,175,600

Total Investments in Securities	$86,088,825	$41,314,970	$7,393,348	$134,797,143

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stocks
Beginning Balance as of November 1, 2019	$ —
Accrued discounts/ premiums	—
Realized gain/(loss)	—
Change in appreciation/ (depreciation)	—
Purchases	—
Sales	—
Amortization sold	—
Transfer into Level 3	7,393,348
Transfer out of Level 3	—

Ending balance as of April 30, 2020	7,393,348

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

For the period ended April 30, 2020, there were transfers between Level 1 and Level 3 assets in the amount of $7,393,348 due to pricing restrictions implemented by the Adviser.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

A summary of the Fund’s transactions in securities of affiliates for the period ended April 30, 2020 is set forth below.

Value 10/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 4/30/2020	Dividend Income
Guangshen Railway Co., Ltd.
$ 2,426,093	$ —	$ —	$ —	$ (823,375)	$ 1,602,718	$ —
MHP SA
3,059,440	678,264	—	—	(914,289)	2,823,415	128,320
New Gold Inc.
1,981,476	634,021	—	—	(443,602)	2,171,895	—

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND APRIL 30, 2020 (Unaudited)

Value 10/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 4/30/2020	Dividend Income
PAX Global Technology, Ltd.
948,990	218,576	—	—	(37,551)	1,130,015	—

Totals:
$ 8,415,999	$ 1,530,861	$ —	$ —	$ (2,218,817)	$7,728,043	$128,320

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2020 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Kopernik Global All- Cap Fund	Kopernik International Fund
Assets:
Investments, at Value (Cost $646,267,310 and $123,450,190)	$682,505,109	$127,069,100
Affiliated Investments, at Value (Cost $321,604,069 and $11,433,706)	153,797,427	7,728,043
Cash	41,363,173	32,379,548
Cash Collateral on Purchased Options	—	1,000,002
Foreign Currency, at Value (Cost $122,751 and $ —)	122,816	—
Receivable for Investment Securities Sold	2,071,498	52,444
Dividend and Interest Receivable	1,963,700	240,388
Receivable for Capital Shares Sold	1,553,168	635,177
Reclaim Receivable	251,349	1,099
Unrealized Gain on Foreign Spot Currency Contracts	73	—
Prepaid Expenses	28,518	16,893

Total Assets	883,656,831	169,122,694

Liabilities:
Foreign Currency, at Value (Cost $ — and $ 63)	—	63
Payable for Capital Shares Redeemed	1,353,224	114,236
Payable due to Adviser	602,329	112,978
Payable for Investment Securities Purchased	288,132	—
Payable due to Administrator	60,266	11,789
Distribution Fees Payable (Class A Shares and Investor Shares, repectively)	7,895	74
Payable due to Trustees	5,616	1,090
Chief Compliance Officer Fees Payable	3,459	179
Other Accrued Expenses and Other Payables	115,138	40,717

Total Liabilities	2,436,059	281,126

Net Assets	$881,220,772	$168,841,568

Net Assets Consist of:

Paid-in Capital	$1,000,176,417	$165,855,191
Total Distributable Earnings( Loss)	(118,955,645)	2,986,377

Net Assets	$881,220,772	$168,841,568

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2020 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Kopernik Global All- Cap Fund		Kopernik International Fund
Class A Shares:
Net Assets		$48,066,340	$	N/A
Outstanding Shares of beneficial interest (unlimited authorization - no par value)		4,796,488		N/A
Net Asset Value and Redemption Price, Per Share*		$10.02	$	N/A

Maximum Offering Price Per Share ($10.02 /94.25%)		$10.63	$	N/A

Class I Shares:
Net Assets		$833,154,432		$168,313,421
Outstanding Shares of beneficial interest (unlimited authorization - no par value)		83,502,920		13,995,050
Net Asset Value, Offering and Redemption Price, Per Share		$9.98		$12.03

Investor Shares:
Net Assets	$	N/A		$528,147
Outstanding Shares of beneficial interest (unlimited authorization - no par value)		N/A		43,970
Net Asset Value, Offering and Redemption Price, Per Share		N/A		$12.01

* Class A Shares are subject to a maximum contingent deferred sales charge of 0.75% if shares are redeemed within 18 months of purchase.

N/A — not applicable

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2020 (Unaudited)

STATEMENTS OF OPERATIONS
	Kopernik Global All-Cap Fund	Kopernik International Fund
Investment Income:
Dividends	$11,051,422	$875,174
Dividends from Affiliated Investments	951,357	128,320
Interest	124,980	295,641
Less: Foreign Taxes Withheld	(981,527)	(107,821)

Total Investment Income	11,146,232	1,191,314

Expenses:
Investment Advisory Fees	4,083,610	751,052
Administration Fees	397,180	73,095
Distribution Fees (Class A Shares)	61,898	384
Trustees’ Fees	13,651	2,472
Chief Compliance Officer Fees	4,210	828
Custodian Fees	156,994	30,107
Transfer Agent Fees	57,473	31,428
Registration and Filing Fees	23,705	19,807
Printing Fees	22,993	4,337
Legal Fees	18,404	3,389
Audit Fees	12,233	12,233
Other Expenses	18,530	5,017

Total Expenses	4,870,881	934,149

Less:
Investment Advisory Fee Waiver	—	(15,991)
Fees Paid Indirectly — Note 4	(3,317)	(352)

Net Expenses	4,867,564	917,806

Net Investment Income	6,278,668	273,508

Net Realized Gain (Loss) on:
Investments	21,989,844	3,373,548
Affiliated Investments	(6,955,640)	—
Purchased Options	64,192,851	1,022,092
Foreign Currency Transactions	(527,252)	9,749

Net Realized Gain	78,699,803	4,405,389

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(54,217,503)	(6,730,407)
Affiliated Investments	(4,521,559)	(2,218,817)
Purchased Options	8,121,282	2,786,923
Foreign Currency Transactions	366,587	468

Net Change in Unrealized Depreciation	(50,251,193)	(6,161,833)

Net Realized and Unrealized Gain(Loss) on Investments, Affiliated Investments, Purchased Options and Foreign Currency Transactions	28,448,610	(1,756,444)

Net Increase (Decrease) in Net Assets Resulting from Operations	$34,727,278	$(1,482,936)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND April 30, 2020

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income	$6,278,668	$12,279,396
Net Realized Gain on Investments, Affiliated Investments, Purchased Options and Foreign Currency Transactions .	78,699,803	21,157,480
Net Change in Unrealized Depreciation on Investments, Affiliated Investments, Purchased Options and Foreign Currency Transactions	(50,251,193)	(7,974,052)

Net Increase in Net Assets Resulting From Operations	34,727,278	25,462,824

Distributions:
Class A Shares	(1,432,977)	—
Class I Shares	(27,747,703)	(2,411,514)

Total Distributions	(29,180,680)	(2,411,514)

Capital Share Transactions(1):
Class A Shares
Issued	7,059,402	11,508,243
Reinvestment of Distributions	1,135,481	–
Redeemed	(17,362,378)	(13,933,748)

Net Class A Share Transactions	(9,167,495)	(2,425,505)

Class I Shares
Issued	178,446,123	225,427,185
Reinvestment of Distributions	19,481,487	1,693,185
Redeemed	(300,393,512)	(306,415,345)

Net Class I Share Transactions	(102,465,902)	(79,294,975)

Net Decrease in Net Assets From Capital Share Transactions	(111,633,397)	(81,720,480)

Total Decrease in Net Assets	(106,086,799)	(58,669,170)

Net Assets:
Beginning of Period	987,307,571	1,045,976,741

End of Period	$881,220,772	$987,307,571

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.
Amounts designated as “–” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND April 30, 2020

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income	$273,508	$2,056,765
Net Realized Gain on Investments, Affiliated Investments, Purchased Options and Foreign Currency Transactions .	4,405,389	2,024,343
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments, Purchased Options and Foreign Currency Transactions	(6,161,833)	11,636,275

Net Increase (Decrease) in Net Assets Resulting From Operations	(1,482,936)	15,717,383

Distributions:
Class I Shares	(4,300,598)	(1,740,139)
Investor Shares	(5,938)	(1,128)

Total Distributions	(4,306,536)	(1,741,267)

Capital Share Transactions(1):
Class I Shares
Issued	41,667,417	79,756,114
Reinvestment of Distributions	3,068,452	1,181,273
Redeemed	(38,639,667)	(55,290,016)

Net Class I Share Transactions	6,096,202	25,647,371

Investor Shares
Issued	315,100	237,939
Reinvestment of Distributions	5,938	1,127
Redeemed	(47,189)	(2,908)

Net Investor Share Transactions	273,849	236,158

Net Increase in Net Assets From Capital Share Transactions	6,370,051	25,883,529

Total Increase in Net Assets	580,579	39,859,645

Net Assets:
Beginning of Period	168,260,989	128,401,344

End of Period	$168,841,568	$168,260,989

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND April 30, 2020

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Class A Shares
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015

Net Asset Value, Beginning of Period	$ 9.75	$ 9.55	$ 10.78	$ 10.14	$ 7.52	$ 8.69

Income (Loss) from Investment Operations:
Net Investment Income*	0.05	0.09	0.06	0.07	0.06	0.00^
Net Realized and Unrealized Gain (Loss)	0.49	0.11	(0.85)	0.88	2.59	(1.12)

Total from Investment Operations	0.54	0.20	(0.79)	0.95	2.65	(1.12)

Dividends and Distributions:
Net Investment Income	(0.27)	—	(0.44)	(0.31)	(0.03)	(0.05)
Capital Gains	—	—	—	—	—	(0.00)^

Total Dividends and Distributions	(0.27)	—	(0.44)	(0.31)	(0.03)	(0.05)

Net Asset Value, End of Period	$ 10.02	$ 9.75	$ 9.55	$ 10.78	$ 10.14	$ 7.52

Total Return‡	5.57%	2.09%	(7.76)%	9.60%	35.38%†	(12.95)%†

Ratios and Supplemental Data

Net Assets, End of Period (Thousands)	$ 48,066	$ 56,434	$ 57,586	$ 72,257	$ 68,581	$ 78,531
Ratio of Expenses to Average Net Assets(1)	1.31%††	1.30%	1.29%	1.30%(2)	1.35%(2)	1.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.31%††	1.30%	1.29%	1.30%	1.31%	1.36%
Ratio of Net Investment Income to Average Net Assets	1.16%††	0.93%	0.54%	0.66%	0.72%	0.05%
Portfolio Turnover Rate	16%†††	31%	44%	37%	39%	60%

*	Per share calculations were performed using average shares for the period.
^	Amount represents less than $0.005 per share.
‡	Total return is for the period indicated and has not been annualized.
†

Total return would have been lower had the Adviser not waived a portion of its fee during the period. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
†††	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND April 30, 2020

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Class I Shares
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015

Net Asset Value, Beginning of Period	$ 9.73	$ 9.53	$ 10.75	$ 10.11	$ 7.52	$ 8.71

Income (Loss) from Investment Operations:
Net Investment Income*	0.07	0.12	0.08	0.10	0.08	0.03
Net Realized and Unrealized Gain (Loss)	0.48	0.10	(0.84)	0.88	2.57	(1.13)

Total from Investment Operations	0.55	0.22	(0.76)	0.98	2.65	(1.10)

Dividends and Distributions:
Net Investment Income	(0.30)	(0.02)	(0.46)	(0.34)	(0.06)	(0.09)
Capital Gains	—	—	—	—	—	(0.00)^

Total Dividends and Distributions	(0.30)	(0.02)	(0.46)	(0.34)	(0.06)	(0.09)

Net Asset Value, End of Period	$ 9.98	$ 9.73	$ 9.53	$ 10.75	$ 10.11	$ 7.52

Total Return‡	5.67%	2.36%	(7.45)%	9.88%	35.53% †	(12.72)%†

Ratios and Supplemental Data

Net Assets, End of Period (Thousands)	$ 833,155	$ 930,874	$ 988,391	$ 1,080,471	$ 819,144	$ 634,340
Ratio of Expenses to Average Net Assets(1) .	1.06%††	1.05%	1.04%	1.05%(2)	1.10%(2)	1.10%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.06%††	1.05%	1.04%	1.05%	1.06%	1.12%
Ratio of Net Investment Income to Average Net Assets	1.40%††	1.18%	0.83%	0.97%	0.99%	0.35%
Portfolio Turnover Rate	16%†††	31%	44%	37%	39%	60%

*	Per share calculations were performed using average shares for the period.
^	Amount represents less than $0.005 per share.
‡	Total return is for the period indicated and has not been annualized.
†

Total return would have been lower had the Adviser not waived a portion of its fee during the period. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
†††	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND April 30, 2020

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Class I Shares
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Period Ended October 31, 2015*
Net Asset Value, Beginning of Period	$ 12.38	$ 11.31	$ 11.92	$ 11.31	$ 9.25	$ 10.00

Income (Loss) from Investment Operations:
Net Investment Income**	0.02	0.16	0.13	0.15	0.02	(0.00)^
Net Realized and Unrealized Gain (Loss)	(0.05)	1.04	(0.58)	0.60	2.05	(0.75)

Total from Investment Operations	(0.03)	1.20	(0.45)	0.75	2.07	(0.75)

Dividends and Distributions:
Net Investment Income	(0.16)	(0.13)	(0.11)	(0.04)	(0.01)	—
Capital Gains	(0.16)	—	(0.05)	(0.10)	—	—

Total Dividends and Distributions	(0.32)	(0.13)	(0.16)	(0.14)	(0.01)	—

Net Asset Value, End of Period	$ 12.03	$ 12.38	$ 11.31	$ 11.92	$ 11.31	$ 9.25

Total Return†	(0.36)%	10.78%	(3.83)%	6.68%	22.45%	(7.50)%

Ratios and Supplemental Data

Net Assets, End of Period (Thousands)	$ 168,314	$ 168,011	$ 128,401	$ 82,845	$ 2,072	$ 1,066
Ratio of Expenses to Average Net Assets(1)	1.10%††	1.10%	0.93%	0.47%	1.10%	1.10%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.12%††	1.12%	1.13%	1.60%	10.26%	20.41%††
Ratio of Net Investment Income (Loss) to Average Net Assets	0.33%††	1.32%	1.06%	1.24%	0.16%	(0.04)%††
Portfolio Turnover Rate	17%†††	45%	34%	21%	50%	26%†††

*	Commenced operations June 30, 2015.
**	Per share calculations were performed using average shares for the period.
^	Amount represents less than $0.005 per share.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

††	Annualized.
†††	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND April 30, 2020

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period

	Investor Shares
	Six Months Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019(1)

Net Asset Value, Beginning of Period	$12.36	$11.41

Income (Loss) from Investment Operations:
Net Investment Income*	0.01	0.14
Net Realized and Unrealized Gain (Loss)	(0.07)	0.94

Total from Investment Operations	(0.06)	1.08

Dividends and Distributions:
Net Investment Income	(0.13)	(0.13)
Capital Gains	(0.16)	—

Total Dividends and Distributions	(0.29)	(0.13)

Net Asset Value, End of Period	$12.01	$12.36

Total Return†	(0.57)%	9.61%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$528	$250
Ratio of Expenses to Average Net Assets(2)	1.36%††	1.35%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.38%††	1.37%††
Ratio of Net Investment Income to Average Net Assets	0.11%††	1.32%††
Portfolio Turnover Rate	17%†††	45%†††

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

††	Annualized.
†††	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Investor Class Shares commenced operations December 10, 2018.
(2)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.
Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 19 funds. The financial statements herein are those of the Kopernik Global All-Cap Fund and Kopernik International Fund (each a “Fund” and, collectively, the “Funds”). The investment objective of the Funds is long-term growth of capital. The Kopernik Global All-Cap Fund is diversified and invests primarily (at least 40% of its net assets) in equity securities of companies located in at least three countries other than the U.S. The Kopernik International Fund is diversified and invests primarily in equity securities of companies located throughout the world. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

The Kopernik Global All-Cap Fund was closed to certain new investments on March 31, 2017. Effective as of October 11, 2018, the Kopernik Global All-Cap Fund was made available to new investors.

Effective September 27, 2018, the Kopernik International Fund Class A shares were redesignated as Investor Class Shares. This share class name change had no impact on any Fund operations or investment policies. The Investor Class Shares commenced operations on December 10, 2018.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2020 (Unaudited)

by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Options for which the primary market is a national securities exchange are valued at the last bid price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2020, the total market value of securities in the Kopernik Global All-Cap Fund valued in accordance with fair value procedures was $19,703,341 or 2.3% of the Fund’s net assets. As of April 30, 2020, Kopernik International Fund had no fair valued securities.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Funds calculate their net asset values. The closing prices of such securities may no longer reflect their market value at the time the Funds calculate net asset values if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2020 (Unaudited)

market sector. If the Adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.

The Funds use MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2020 (Unaudited)

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of April 30, 2020. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Kopernik Global All-Cap Fund

Assets	Fair Value at April 30, 2020	Valuation Techniques	Unobservable Input	Inputs
			Liquidity Risk	50%
Common Stocks	$36,091,421	Fair Valued	Last Trade Price	$17.74
			Credit Spread	10%
		Matrix	Volatility Liquidity	60%
Convertible Bonds	17,338,307	Pricing	Risk	10%
		Multiples
Warrant	1,149,490	Method	Volatility	60%
		Adjusted Recent	Adjusted Trade
Rights	1,215,544	Trade	Price	$0.25

Kopernik Global International-Cap Fund

Assets	Fair Value at April 30, 2020	Valuation Techniques	Unobservable Input	Inputs
Common Stocks	$7,393,348	Fair Valued	Last Trade Price	$17.74

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the six months ended April 30, 2020, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2020 (Unaudited)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2020, the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are accreted and amortized.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (loss) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2020 (Unaudited)

arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. There were no forward foreign currency contracts for the six months ended April 30, 2020.

Options Written/Purchased — The Funds may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. Any realized or unrealized gains (loss) during the period are presented on the Statements of Operations. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. The Kopernik Global All-Cap Fund and Kopernik International Fund had open option contracts as of April 30, 2020 as disclosed in the Funds’ Schedule of Investments.

For the six months ended April 30, 2020, the average quarterly market value of purchased option contracts held were as follows:

	Kopernik Global All-Cap Fund	Kopernik International Fund
Average Quarterly Market Value	$13,646,623	$1,512,264

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2020 (Unaudited)

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds distribute substantially all of their net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

3.Transactions with Affiliates:

Certain officers of the Trust are also employees of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended April 30, 2020, the Kopernik Global All-Cap Fund and Kopernik International Fund paid $397,180 and $73,095, respectively, for these services.

The Funds have adopted a distribution plan with respect to the Class A Shares and Investor Class Shares in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Because these fees are paid out of the Funds’ assets continuously, over time, these fees will increase the cost of your investment. Under the distribution plan, the Funds may receive up to 0.25% of the average daily net assets of the Class A Shares and Investor Class Shares as compensation for distribution and shareholder services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2020 (Unaudited)

During the six months ended April 30, 2020, the Kopernik Global All-Cap Fund and Kopernik International Fund earned cash management credits of $3,317 and $352, respectively, which were used to offset transfer agent expenses. These amounts are labeled “Fees Paid Indirectly” on the Statements of Operations.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5.Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds at a fee calculated at an annual rate of 0.90% of the Funds’ average daily net assets. The Adviser has contractually agreed (effective November 1, 2013 for the Kopernik Global All-Cap Fund and June 30, 2015 (revised February 8, 2017 and March 1, 2018) for the Kopernik International Fund) to reduce its fees and/or reimburse expenses in order to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding certain levels as set forth below until February 28, 2021 (the “Contractual Expense Limit”). This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2021.

	Class A Shares	Class I Shares	Investor Class Shares
Kopernik Global All-Cap Fund	1.35%	1.10%	N/A
Kopernik International Fund	N/A	1.10%	1.35%
N/A/ - Not Applicable

Prior to March 1, 2018, the Contractual Expense Limit for the Kopernik International Fund was 0.70% for Investor Class Shares and 0.45% for Class I Shares.

If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may receive from the Funds the difference between the total annual fund operating expenses (not including excluded expenses) and the Contractual Expense Limit to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any other agreement) was in place.

As of April 30, 2020, there are no previously waived fees that are eligible to be recaptured for the Kopernik Global All-Cap Fund. As of April 30, 2020, fees for the Kopernik International Fund which were previously waived by the Adviser that can be recaptured, up to the expense cap in place at the time the expenses were waived, were $205,758 expiring in 2020, $241,312 expiring in 2021, $39,819 expiring in 2022 and $15,991 expiring in 2023.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2020 (Unaudited)

6. Share Transactions:

Kopernik Global All-Cap Fund	Six-Month Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Shares Transactions:
Class A Shares
Issued	755,301	1,167,232
Reinvestment of Distributions	113,435	–
Redeemed	(1,858,485)	(1,412,391)

Decrease in Class A Shares	(989,749)	(245,159)

Class I Shares
Issued	19,652,261	23,115,728
Reinvestment of Distributions	1,955,972	183,444
Redeemed	(33,803,165)	(31,366,425)

Decrease in Class I Shares	(12,194,932)	(8,067,253)

Kopernik International Fund	Six-Month Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Shares Transactions:
Class I Shares
Issued	3,561,578	6,813,687
Reinvestment of Distributions	243,526	106,420
Redeemed	(3,378,186)	(4,709,665)

Increase in Class I Shares	426,918	2,210,442

Investor Shares
Issued	27,623	20,408
Reinvestment of Distributions	473	102
Redeemed	(4,386)	(250)

Increase in Investor Shares	23,710	20,260

7. Investment Transactions:

For the six months ended April 30, 2020, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Kopernik Global All-Cap Fund	$139,114,762	$226,255,345
Kopernik International Fund	52,107,602	19,846,043

There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2020 (Unaudited)

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain or (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) or paid-in capital as appropriate, in the period that the difference arises.

The tax character of dividends and distributions declared for the Funds during the years ended October 31, 2019 and 2018 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Kopernik Global All-Cap Fund
2019	$2,411,514	$—	$2,411,514
2018	49,377,196	—	49,377,196

	Ordinary Income	Long-Term Capital Gain	Total
Kopernik International Fund
2019	$1,741,267	$—	$1,741,267
2018	1,168,068	62,937	1,231,005

As of October 31, 2019, the components of distributable earnings (loss) on a tax basis were as follows:

	Kopernik Global All-Cap Fund	Kopernik International Fund
Undistributed Ordinary Income	$24,103,564	$4,030,928
Undistributed Long-Term Capital Gain	—	241,942
Capital Loss Carryforwards	(41,297,333)	—
Unrealized Appreciation (Depreciation)	(107,308,465)	4,502,979
Other Temporary Differences	(9)	—

Total Distributable Earnings (Loss)	$(124,502,243)	$8,775,849

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2020 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Kopernik Global All-Cap Fund	$8,265,726	$33,031,607	$41,297,333
Kopernik International Fund	—	—	—

During the year ended October 31, 2019, the Kopernik International Fund utilized capital loss carryforwards of $786,106 to offset capital gains.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to passive foreign investment companies, derivatives and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, including derivatives, held by the Funds at April 30, 2020, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
Kopernik Global All-Cap Fund	$967,871,379	$173,549,155	$(305,117,998)	$(131,568,843)
Kopernik International Fund	134,883,896	18,493,396	(18,580,149)	(86,753)

9.Risks:

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. The principal risk factors affecting shareholders’ investments in the Funds are set forth below. The following risks pertain to the Funds, unless otherwise noted.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2020 (Unaudited)

Depositary Receipts Risk — Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Equity Risk — Since they purchase equity securities, the Funds are subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Funds’ securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Exchange-Traded Funds Risk (Kopernik International Fund) — The Fund may invest in ETFs. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities in which the ETF invests, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Foreign Currency Risk — As a result of the Funds’ investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected.

Foreign/Emerging and Frontier Market Security Risk — Non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. Non-U.S. securities are also subject to risks associated with the potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. These additional risks may be heightened with respect to emerging and frontier market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2020 (Unaudited)

Geographic Focus Risk — To the extent that a large portion of their portfolios is invested in a particular country or region, the Funds may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, the Funds may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Liquidity Risk — Certain securities, including privately placed securities and securities of emerging or frontier market issuers, may be difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Funds or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Purchasing Put Options Risk (Kopernik Global All-Cap Fund) — A put option gives the buyer the right, but not the obligation, to sell an underlying instrument at a specific exercise price before a specific expiration date. When a Fund purchases a put option on an index, it may lose the entire premium paid if the index does not fall below the exercise price before the expiration date.

REIT Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Funds. Accordingly, the Funds’ investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table.

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Funds invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange. The market for small and medium capitalization companies may be less liquid than the market for larger capitalization companies.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2020 (Unaudited)

10.   Concentration of Shareholders:

At April 30, 2020, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of omnibus accounts that were held on behalf of multiple underlying shareholders was as follows:

	No. of Shareholders	% Ownership
Kopernik Global All-Cap Fund, Class A Shares	5	70%

Kopernik Global All-Cap Fund, Class I Shares	2	58%

Kopernik International Fund, Class I Shares	3	71%

Kopernik International Fund, Investor Class Shares	2	96%

11.   Other:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12.   Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

13.   New Accounting Pronouncement:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years.

14.   Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2020 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2019 to April 30, 2020).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2020 (Unaudited)

DISCLOSURE OF FUND EXPENSES

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/19	Ending Account Value 4/30/20	Annualized Expense Ratios	Expenses Paid During Period*
Kopernik Global All-Cap Fund

Actual Fund Return

Class A Shares	$1,000.00	$1,055.70	1.31%	$6.70

Class I Shares	1,000.00	1,056.70	1.06	5.42

Hypothetical 5% Return

Class A Shares	$1,000.00	$1,018.35	1.31%	$6.57

Class I Shares	1,000.00	1,019.59	1.06	5.32

Kopernik International Fund

Actual Fund Return

Class I Shares	$1,000.00	$996.40	1.10%	$5.46

Investor Shares	1,000.00	994.30	1.36	6.74

Hypothetical 5% Return

Class I Shares	$1,000.00	$1,019.39	1.10%	$5.52

Investor Shares	1,000.00	1,018.10	1.36	6.82

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half period shown).

NOTES

Kopernik Funds

P.O. Box 219009

Kansas City, MO 64121-9009

855-887-4KGI

Adviser:

Kopernik Global Investors, LLC

Two Harbour Place

302 Knights Run Avenue, Suite 1225

Tampa, Florida 33602

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

KGI-SA-001-0700

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.    Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2020

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors Treasurer, Controller, and CFO

Date: July 8, 2020